INVESTMENTS IN UNCONSOLIDATED ENTITIES - Investments (Q2) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Equity Method Investments	$ 13,987,073	$ 14,275,815	$ 14,524,022
RuMartin Street Santa Clara
Investment [Line Items]
Equity Method Investments	10,627,777	10,749,332
Rich Uncles Real Estate Investment Trust 1
Investment [Line Items]
Equity Method Investments	$ 3,359,296	$ 3,526,483